Long-term Investments - Equity Method Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating data:
Revenue	$ 1,884,793	$ 1,139,303	$ 1,023,959
Gross profit	1,385,828	777,323	698,579
Income (loss) from operations	(21,238)	17,866	89,934
Net income (loss)	(57,894)	1,772	88,228
Net income (loss) attributable to our equity method investments companies	(27,895)	17,859	$ 75,121
Balance sheet data:
Current assets	858,996	1,617,225
Long-term assets	606,819	903,293
Current liabilities	206,928	672,439
Long-term liabilities	29,406	100,641
Non-controlling interests	$ 3,320	$ 162,273